Document And Entity Information	6 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0002027722
Document Type	6-K
Entity File Number	001-42723
Entity Registrant Name	Grande Group Ltd/HK
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31